Commitments and Contingencies - Additional Information (Details) € in Millions		3 Months Ended	12 Months Ended
	Apr. 01, 2025 USD ($) m³	Mar. 31, 2025 USD ($) Vessel Berth	Dec. 31, 2024 USD ($) EuroUsd	Dec. 31, 2023 USD ($) Vessel Berth	Dec. 31, 2022	Dec. 31, 2021	Apr. 30, 2025 m³	Mar. 31, 2025 EUR (€) Rate m³	Dec. 31, 2023 EUR (€)
Disclosure of commitments and contingencies [line items]
Number of vessels		84
Loan amount | €								€ 167.5
Loan agreements, term, description		The loan has a term of 102 months from the date of drawdown
Export credit agency premium percentage					100.00%	100.00%
Contractual payments for the initial term of nine seasons | $			$ 22,000,000	$ 24,900,000
SACE Financing
Disclosure of commitments and contingencies [line items]
Maximum percentage of newbuild"s contract price		80.00%
Hermes
Disclosure of commitments and contingencies [line items]
Percentage of guarantee				95.00%
Loan Agreements
Disclosure of commitments and contingencies [line items]
Loan amount | €									€ 167.5
Loan Agreements | SACE Financing
Disclosure of commitments and contingencies [line items]
Maximum percentage of newbuild"s contract price					80.00%	80.00%
Lease Agreement for Buildings and Docking
Disclosure of commitments and contingencies [line items]
Initial lease term			13 years
Additional lease term			10 years
Euro to USD exchange rate | EuroUsd			1.1
Contracts for Portion of River Fuel Usage in Europe for 2025 Season
Disclosure of commitments and contingencies [line items]
Remaining portions of contracts for river fuel usage | m³								53,000
Contracts for Portion of River Fuel Usage in Europe for 2025 Season | Minimum
Disclosure of commitments and contingencies [line items]
Fixed contract prices per 100 liters excluding taxes | $		$ 61.5
Contracts for Portion of River Fuel Usage in Europe for 2025 Season | Maximum
Disclosure of commitments and contingencies [line items]
Fixed contract prices per 100 liters excluding taxes | $		$ 83.6
Contracts for Portion of River Fuel Usage in Europe for 2026 Season | Contract Prices
Disclosure of commitments and contingencies [line items]
Remaining portions of contracts for river fuel usage | m³	20,000						20,000
Contracts for Portion of River Fuel Usage in Europe for 2026 Season | Minimum | Contract Prices
Disclosure of commitments and contingencies [line items]
Fixed contract prices per 100 liters excluding taxes | $	$ 60.3
Contracts for Portion of River Fuel Usage in Europe for 2026 Season | Maximum | Contract Prices
Disclosure of commitments and contingencies [line items]
Fixed contract prices per 100 liters excluding taxes | $	$ 74.2
Delivery in 2025 | Charter Agreement for Viking Tonle
Disclosure of commitments and contingencies [line items]
Scheduled delivery period				2025
Longships | Delivery in 2026
Disclosure of commitments and contingencies [line items]
Scheduled delivery period				2026
Longship-Seine | Delivery in 2025
Disclosure of commitments and contingencies [line items]
Scheduled delivery period				2025
River Vessels
Disclosure of commitments and contingencies [line items]
Number of vessels		19
River Vessels | Charter Agreement for Viking Tonle
Disclosure of commitments and contingencies [line items]
Number of berths | Berth				80
River Vessels | Delivery Between 2025 and 2027
Disclosure of commitments and contingencies [line items]
Number of river vessels build		6
Number of additional vessels		2
River Vessels | Longship-Douro
Disclosure of commitments and contingencies [line items]
Number of vessels		1
River Vessels | Longships
Disclosure of commitments and contingencies [line items]
Number of vessels		4
Number of river vessels scheduled for delivery				4
River Vessels | Longship-Seine
Disclosure of commitments and contingencies [line items]
Number of vessels		1
Number of river vessels scheduled for delivery				1
Viking New Building Program | Ship Building Contract
Disclosure of commitments and contingencies [line items]
Exchange rate | Rate								1.1
Viking New Building Program | River Vessels | Ship Building Contract
Disclosure of commitments and contingencies [line items]
Number of vessels		8
Viking New Building Program | River Vessels | Ship Building Contract | Delivery in 2027
Disclosure of commitments and contingencies [line items]
Number of river vessels scheduled for delivery		4
Delivery period		2027
Viking New Building Program | River Vessels | Ship Building Contract | Delivery in 2028
Disclosure of commitments and contingencies [line items]
Number of river vessels scheduled for delivery		4
Delivery period		2028
Viking New Building Program | River Vessels | Longship-Douro | Ship Building Contract
Disclosure of commitments and contingencies [line items]
Delivery period		2027
Ocean Newbuilding Program
Disclosure of commitments and contingencies [line items]
Exchange rate | Rate								1.1
Number of berths | Berth		998